Income and Other Taxes (Income Tax Expense and Reconciliation of Income Tax Expense) (Detail) - USD ($) $ in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Tax expense (benefit) of operating loss carryforwards
Total income tax from continuing operations		$ 10	$ (58)
Increase (decrease) due to:
Effective income tax rate		8.00%	51.00%
Taxes, other than income
Total		$ 30	$ 31
PPL Energy Supply LLC [Member]
Income Tax Expense (Benefit)
Current - Federal				$ 28	$ 118	$ 74
Current - State				13	16	19
Total Current Expense				41	134	93
Deferred - Federal				66	(285)	187
Deferred - State				11	(27)	7
Total Deferred Expense (Benefit), excluding operating loss carryforwards				77	(312)	194
Investment tax credit, net - federal				(2)	(3)	(2)
Tax expense (benefit) of operating loss carryforwards
Deferred - Federal (a)	[1]			0	22	(48)
Deferred - State				0	0	(1)
Total Tax Expense (Benefit) of Operating Loss Carryforwards					22	(49)
Total income tax from continuing operations	[2]			116	(159)	236
Total income tax expense (benefit) - Federal				92	(148)	211
Total income tax expense (benefit) - State				24	(11)	25
Discontinued operations				109	17	27
Other comprehensive income				(56)	47	(267)
Reconciliation of Income Tax Expense
Federal income tax on Income (Loss) from Continuing Operations Before Income Taxes at statutory tax rate - 35%				$ 106	$ (147)	$ 233
Federal statutory rate				35.00%	35.00%	35.00%
Increase (decrease) due to:
State income taxes, net of federal income tax benefit				$ 17	$ (24)	$ 30
Federal income tax credits	[3]			(1)	15	(19)
State deferred tax rate change	[4]				(8)	(11)
Other				(6)	5	3
Total increase (decrease)				$ 10	$ (12)	$ 3
Effective income tax rate				38.30%	37.90%	35.50%
Taxes, other than income
State gross receipts				$ 45	$ 37	$ 35
State capital stock				1	1	5
Domestic property and other				11	15	15
Total				$ 57	$ 53	$ 55

[1]	A 2012 federal income tax return adjustment was recorded in 2013 related to a reduction in the 2012 net operating loss recorded in the filed return. The reduction was primarily due to PPL's decision, at the time of filing, to utilize regular Modified Accelerated Cost Recovery System depreciation rates for certain non-regulated assets otherwise eligible for bonus tax depreciation.
[2]	Excludes current and deferred federal and state tax expense recorded to Discontinued Operations of $109 million, $17 million and $27 million in 2014, 2013 and 2012. Also excludes federal and state tax expense (benefit) recorded to OCI of $(56) million, $47 million and $(267) million in 2014, 2013, and 2012.
[3]	During 2014, 2013 and 2012, PPL Energy Supply recorded adjustments related to its December 31 state deferred tax liabilities as a result of annual changes in state apportionment and the impact on the future estimated state income tax rate.
[4]	During 2013 and 2012, PPL Energy Supply recorded a deferred tax benefit related to investment tax credits on progress expenditures related to the Holtwood hydroelectric plant expansions. See Note 4 for additional information.